Related party transactions - Amounts Due To And From Related Parties (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Other contributed capital	$ 3,845,698	$ 3,845,698		$ 3,625,027
Total for all related parties
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities to related parties	950,274	950,274		1,109,876
Interest bearing current liabilities - related parties	110,789	110,789		100,662
Other non-current interest-bearing liabilities - related parties	1,409,102	1,409,102		1,410,258
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	149,844	149,844		83,396
Revenue from sale of goods, related party transactions		151,878	$ 160,713
Volvo Car Financial Services UK | Total for all related parties
Disclosure of transactions between related parties [line items]
Interest bearing current liabilities - related parties	68,623	68,623		54,975
Volvo Cars | Total for all related parties
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities to related parties	562,054	562,054		562,676
Interest bearing current liabilities - related parties	25,716	25,716		16,999
Other non-current interest-bearing liabilities - related parties	1,061,118	1,061,118		1,064,068
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	83,026	83,026		21,713
Revenue from sale of goods, related party transactions		76,635	55,025
Geely | Total for all related parties
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities to related parties	375,682	375,682		528,711
Interest bearing current liabilities - related parties	16,450	16,450		28,688
Other non-current interest-bearing liabilities - related parties	347,984	347,984		346,190
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	50,185	50,185		45,029
Revenue from sale of goods, related party transactions	29,779
Other contributed capital	15,265	15,265
Geely | Total for all related parties | Technology License Agreements
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities to related parties				7,647
Geely | Total for all related parties | Manufacturing and Vehicle Supply Agreements
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities to related parties				37,397
Polestar Times Technology | Total for all related parties
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities to related parties	333	333		10,016
Revenue from sale of goods, related party transactions		21,858	$ 61,650
Other related parties | Total for all related parties
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities to related parties	12,205	12,205		8,473
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	$ 16,633	$ 16,633		$ 16,654